Portfolio of Investments
Wanger International, September 30, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 96.6%
Issuer	Shares	Value ($)
Australia 6.9%
Bapcor Ltd.	657,760	2,567,805
carsales.com Ltd.	239,052	2,851,479
IDP Education Ltd.	395,033	6,635,955
Johns Lyng Group Ltd.	706,249	2,835,788
Pro Medicus Ltd.	121,668	3,885,088
Total		18,776,115
Brazil 3.1%
Hapvida Participacoes e Investimentos SA	2,132,398	3,004,296
TOTVS SA	1,001,797	5,476,655
Total		8,480,951
Canada 2.6%
Altus Group Ltd.	93,373	3,026,925
Osisko Gold Royalties Ltd.	391,519	3,987,890
Total		7,014,815
China 1.0%
Silergy Corp.	216,000	2,817,061
Denmark 3.4%
ALK-Abello A/S(a)	386,686	6,094,086
Netcompany Group AS(a)	49,841	1,666,352
SimCorp AS	25,839	1,454,266
Total		9,214,704
Finland 1.5%
Valmet OYJ	197,837	3,999,516
France 1.2%
Robertet SA	4,011	3,216,763
Germany 5.9%
Eckert & Ziegler Strahlen- und Medizintechnik AG	74,575	2,477,157
Hypoport SE(a)	9,676	854,086
Jenoptik AG	140,595	2,767,708
Nemetschek SE	72,912	3,460,893
Washtec AG	207,154	6,544,518
Total		16,104,362
Hong Kong 0.2%
Modern Dental Group Ltd.	2,891,000	644,576
Common Stocks (continued)
Issuer	Shares	Value ($)
India 1.0%
Balkrishna Industries Ltd.	114,379	2,632,597
Italy 4.6%
Amplifon SpA	170,790	4,449,812
Carel Industries SpA	233,001	4,336,040
GVS SpA(a)	242,116	1,413,993
Intercos SpA(a)	241,304	2,483,145
Total		12,682,990
Japan 16.0%
Avant Group Corp.	975,300	9,747,111
CyberAgent, Inc.	317,700	2,675,068
Daiseki Co., Ltd.	278,480	8,536,914
Fuso Chemical Co., Ltd.	114,600	2,464,327
Hoshizaki Corp.	172,200	4,802,729
Seiren Co., Ltd.	122,800	1,790,632
Sekisui Chemical Co., Ltd.	244,800	2,994,866
Simplex Holdings, Inc.	262,900	3,368,999
Solasto Corp.	1,208,200	7,199,802
Total		43,580,448
Mexico 1.8%
Corporación Inmobiliaria Vesta SAB de CV	2,673,962	4,989,572
Netherlands 4.0%
Argenx SE, ADR(a)	8,335	2,942,672
BE Semiconductor Industries NV	49,839	2,133,625
IMCD NV	49,633	5,884,567
Total		10,960,864
New Zealand 1.0%
Fisher & Paykel Healthcare Corp., Ltd.	259,280	2,687,408
South Korea 3.0%
Jeisys Medical, Inc.(a)	290,716	1,310,036
KEPCO Plant Service & Engineering Co., Ltd.	55,325	1,329,506
Koh Young Technology, Inc.	237,818	2,082,877
Korea Investment Holdings Co., Ltd.	102,130	3,355,794
Total		8,078,213
Wanger International | Third Quarter Report 2022	1

Portfolio of Investments   (continued)
Wanger International, September 30, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Sweden 8.4%
AddTech AB, B Shares	465,076	6,109,544
Dometic Group AB	276,738	1,419,166
Dustin Group AB	463,188	1,825,963
Munters Group AB	762,523	5,333,986
Sectra AB, Class B(a)	636,180	7,068,417
Sweco AB, Class B	140,549	1,178,958
Total		22,936,034
Switzerland 4.5%
Belimo Holding AG, Registered Shares	17,717	6,516,244
Inficon Holding AG	3,795	2,536,673
Kardex Energy AG	13,078	1,733,881
Montana Aerospace AG(a),(b)	142,064	1,482,157
Total		12,268,955
Taiwan 5.8%
Parade Technologies Ltd.	185,000	3,399,472
Sinbon Electronics Co., Ltd.	531,000	4,410,511
Universal Vision Biotechnology Co., Ltd.	205,800	1,821,015
Voltronic Power Technology Corp.	141,495	6,223,029
Total		15,854,027
United Kingdom 17.0%
Abcam PLC(a)	247,936	3,702,113
Auto Trader Group PLC	748,811	4,246,559
Dechra Pharmaceuticals PLC	264,199	7,672,597
Diploma PLC	266,762	6,854,554
Common Stocks (continued)
Issuer	Shares	Value ($)
Genus PLC	141,683	4,110,555
Intermediate Capital Group PLC	522,707	5,638,707
Porvair PLC	810,678	4,525,813
Rightmove PLC	1,416,425	7,556,488
Safestore Holdings PLC	216,098	2,011,167
Total		46,318,553
United States 2.4%
Inter Parfums, Inc.	87,725	6,619,729
Vietnam 1.3%
Asia Commercial Bank JSC(a)	1,912,375	1,768,689
FPT Corp.	533,040	1,789,293
Total		3,557,982
Total Common Stocks (Cost $293,166,852)		263,436,235

Money Market Funds 2.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.834%(c),(d)	7,255,287	7,251,659
Total Money Market Funds (Cost $7,251,123)		7,251,659
Total Investments in Securities (Cost $300,417,975)		270,687,894
Other Assets & Liabilities, Net		2,103,784
Net Assets		$272,791,678

At September 30, 2022, securities and/or cash totaling $253,412 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI Emerging Markets Index	124	12/2022	USD	5,403,300	—	(421,932)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At September 30, 2022, the total value of these securities amounted to $1,482,157, which represents 0.54% of total net assets.
(c)	The rate shown is the seven-day current annualized yield at September 30, 2022.
2	Wanger International | Third Quarter Report 2022

Portfolio of Investments   (continued)
Wanger International, September 30, 2022 (Unaudited)
Notes to Portfolio of Investments  (continued)
(d)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund.The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 2.834%
	3,341,553	62,697,027	(58,787,525)	604	7,251,659	(852)	42,040	7,255,287
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Wanger International | Third Quarter Report 2022	3

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT7062_12_A01_(11/22)